Reverse Recapitalization - Narrative (Details) $ / shares in Units, $ in Thousands						3 Months Ended
	May 14, 2026 trading_day shares	May 11, 2026 shares	Mar. 31, 2026 USD ($) shares	Mar. 26, 2026 USD ($) class $ / shares shares	Mar. 25, 2026 trading_day $ / shares shares	Mar. 31, 2026 USD ($) shares	Mar. 31, 2025 USD ($)	Mar. 30, 2026 shares	Dec. 31, 2025 USD ($)
Reverse Recapitalization [Line Items]
Reverse recapitalization, number of share classes | class				3
Preferred stock, convertible, conversion ratio					1
Recapitalization exchange ratio					11.28
Class of warrant or right, outstanding (in shares)				677,934				517,527
Sale of stock, number of shares issued in transaction (in shares)				27,500,000
Sale of stock, price per share (in dollars per share) | $ / shares				$ 10.00
Sale of stock, consideration received on transaction | $				$ 275,000
Earnout shares (in shares)				1,100,000		1,100,000
Proceeds from reverse recapitalization | $				$ 301,646		$ 263,599	$ 0
Proceeds from issuance of private placement | $				275,000
Cash acquired through reverse recapitalization | $				26,646
Reverse recapitalization, acquisition-related cost, expense | $				52,157
Reverse recapitalization, acquisition-related cost, equity interest, shares issued, expense | $				37,915
Reverse recapitalization, acquisition-related cost, liability, earnout period, expense | $				1,264
Reverse recapitalization, acquisition-related cost, equity interest, share capital, expense | $				36,651
Reverse recapitalization, acquisition-related cost, indirect cost | $				$ 15,506
Reverse recapitalization, acquisition-related cost, indirect cost, expense incurred | $						$ 5,465
Shares (in shares)			298,511,364	297,993,837		298,511,364
Earn-out share liabilities | $			$ 7,164	$ 9,997		$ 7,164			$ 0
Gain on fair value of earn out share liabilities | $			$ 2,833			$ 2,833	$ 0
Subsequent Event
Reverse Recapitalization [Line Items]
Reverse recapitalization, contingent consideration, earnout period, threshold trading days | trading_day	20
Reverse recapitalization, contingent consideration, earnout period, threshold consecutive trading days | trading_day	30
Derivative instrument, contingent consideration, liability, vested, shares (in shares)	1,100,000	550,000
Xanadu Class A Multiple Voting Shares
Reverse Recapitalization [Line Items]
Shares (in shares)			255,226,928	254,709,401		255,226,928
Xanadu Class B Subordinate Voting Shares ("Earn-out Shares")
Reverse Recapitalization [Line Items]
Class of warrant or right, number of securities called by warrants or rights (in shares)					157,960
Exercise price (in dollars per share) | $ / shares					$ 1.15
Shares (in shares)			43,284,436	43,284,436		43,284,436
Warrant Exchange, Component One | Xanadu Class A Multiple Voting Shares
Reverse Recapitalization [Line Items]
Class of warrant or right, number of securities called by warrants or rights (in shares)					383,645
Exercise price (in dollars per share) | $ / shares					$ 0.02
Warrant Exchange, Component Two | Xanadu Class A Multiple Voting Shares
Reverse Recapitalization [Line Items]
Class of warrant or right, number of securities called by warrants or rights (in shares)					136,329
Exercise price (in dollars per share) | $ / shares					$ 0.15
SPAC Sponsor Shares
Reverse Recapitalization [Line Items]
Shares (in shares)				7,333,333	7,333,333
Reverse Recapitalization, Earnout Liability Terms, One
Reverse Recapitalization [Line Items]
Earnout shares (in shares)					550,000
Reverse recapitalization, contingent consideration, earnout period, stock price trigger | $ / shares					$ 12.50
Reverse recapitalization, contingent consideration, earnout period, threshold trading days | trading_day					20
Reverse recapitalization, contingent consideration, earnout period, threshold consecutive trading days | trading_day					30
Reverse Recapitalization, Earnout Liability Terms, Two
Reverse Recapitalization [Line Items]
Earnout shares (in shares)					550,000
Reverse recapitalization, contingent consideration, earnout period, stock price trigger | $ / shares					$ 15.00
Reverse recapitalization, contingent consideration, earnout period, threshold trading days | trading_day					20
Reverse recapitalization, contingent consideration, earnout period, threshold consecutive trading days | trading_day					30